General	6 Months Ended
Jun. 30, 2021
Disclosure of general information about financial statements [text block] [Abstract]
GENERAL

NOTE 1: GENERAL

a.	Cellect Biotechnology Ltd. (formerly Cellect Biomed Ltd.) (the “Company” or “Cellect”) was incorporated in Israel. Cellect’s American Depository Shares (“ADSs”) and certain warrants to purchase ADSs are listed for trading on the NASDAQ Capital Market. Each ADS represents 100 ordinary shares. Cellect and its subsidiary, Cellect Biotherapeutics Ltd. (the “Subsidiary”) are engaged in the development of an innovative, unique technology that enables the biological filtering and commercialization of stem cells.

These financial statements have been prepared in a condensed format as of June 30, 2021, and for the six months then ended (“interim consolidated financial statements”). These financial statements should be read in conjunction with the Company’s annual financial statements as of December 31, 2020, and for the year then ended and accompanying notes (“annual consolidated financial statements”).

On May 8, 2018, the Subsidiary established a fully owned US subsidiary named Cellect Biotech, Inc (the “US Subsidiary”). This company was formed to engage in business development operations of the group. From June 2019, there is no activity in the US Subsidiary.

b.	On May 16, 2019, the Company announced its plans to explore strategic alternatives focused on maximizing shareholder value. Potential strategic alternatives that may be evaluated include, but are not limited to, an acquisition, merger, business combination, in-licensing, or other strategic transaction involving the Company or its assets.

On March 4, 2020, the Company reported the signing of two letters of intent; one contemplated a strategic commercial agreement, and the other contemplated a full merger, both with Canndoc Ltd., a wholly owned subsidiary of Intercure Ltd. In November 2020, the Company announced a mutual agreement to end the commercial and merger discussions with Canndoc.

On March 24, 2021, the Company announced that its Board of Directors approved a definitive Merger Agreement (the “Merger Agreement”) with Quoin Pharmaceuticals, Inc. (“Quoin”), a pharmaceutical company focused on rare and orphan diseases. Under the terms of the Merger Agreement, (i) CellNMS, Inc., a wholly-owned subsidiary of Cellect, will merge with and into Quoin, which will become a wholly-owned subsidiary of Cellect (the “Merger”), and (ii) upon consummation of the Merger, Cellect shareholders will own approximately 25% of the Cellect’s outstanding ordinary shares, and the shareholders of Quoin will own approximately 75% of Cellect’s outstanding ordinary shares. These percentages are based on the number of outstanding ordinary shares before the investment of Altium Capital (described hereafter). In connection with the Merger, Quoin has secured $25 million in committed equity funding from Altium Capital, a highly regarded institutional healthcare investor. The Merger Agreement provides for certain dilution protections for the pre-closing Cellect shareholders in connection with such equity financing.

The Company has also signed an agreement (the “Share Transfer Agreement”) to sell the entire share capital of the Subsidiary to EnCellX Inc. (“EnCellX”), a newly formed U.S. privately held company based in San Diego, California (the “Share Transfer”). Upon consummation of the Share Transfer, the Subsidiary will become a wholly owned subsidiary of EnCellX, and EnCellX will indirectly acquire all of the Subsidiary’s existing assets at that time. The Share Transfer is intended to close concurrently with the closing of the Merger. In consideration for the Share Transfer, the pre-closing Cellect shareholders will receive a contingent value right (“CVR”) entitling the holders to earnouts comprised of royalties, milestone payments, license fees and exit fees.

Completion of the Merger is subject to approval of Cellect and Quoin shareholders and certain other conditions and contains certain termination rights for both Cellect and Quoin. In connection with the termination of the Merger Agreement under specified circumstances, Cellect and Quoin may be required to pay the other party a termination fee. The parties’ termination rights are based on certain situations including:

●	mutual written consent of the parties;

●	by either party, if the Merger has not closed by September 30, 2021;

●	by either party, if a court of competent jurisdiction or other governmental body has issued a final and non-appealable order, decree or ruling, or has taken any other action, having the effect of permanently restraining, enjoining or otherwise prohibiting the Merger;

●	by either party, if Cellect does not receive the vote of its shareholders required to approve the Cellect Shareholder Matters (as defined in the Merger Agreement)(The shareholders meeting is scheduled for September 19th, 2021);

●	by either party, if certain triggering events will have occurred, including but not limited to not receiving a pre-ruling from the Israeli Tax Authorities, and termination of the Share Transfer Agreement by EnCellX;

●	by Quoin, if the Cellect Board has approved, endorsed or recommended any other acquisition proposal; or

●	by either party, upon the material breach of the Merger Agreement by the other that, if curable, is not cured within fifteen days of the breaching party’s receipt of written notice of such breach.

The Merger is expected to close by the end of the third quarter of 2021, subject to satisfaction of closing conditions.

c.	Going Concern

The accompanying financial statements have been prepared in conformity with International Financial Reporting Standards (IFRS), assuming that the Company will continue to operate as a going concern. During the period ended June 30, 2021, the Company incurred total comprehensive loss of NIS 9,845 ($3,020) and had negative cash flows from operating activities of NIS 7,903 ($2,423). In addition, the Company had an accumulated deficit of NIS 128,786 ($39,505) on June 30, 2021.

As of June 30, 2021, the Company has not generated any revenue from its principal activity.

To date the Company has funded its research and development activities by raising funds in the capital markets. The Company expects to continue to incur substantial losses over the next several years during its development phase.

These matters raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities that would result, if the Company were unable to continue as a going concern.

In addition, as described in Note 1b, the Company announced that its Board of Directors approved the Merger Agreement. The Merger Agreement contemplates the acquisition of the operations of Quoin and the sale of the entire share capital of the Subsidiary to EnCellX, as described in Note 1b.

Although the Merger has been approved by Cellect’s Board, the Merger still requires the approval of Cellect’s shareholders. The Merger (and certain related matters) will be submitted to shareholders for approval at a special general meeting of shareholders scheduled to be held on September 19, 2021. The closing of the Merger is subject to certain conditions, as described in the Merger Agreement, including certain conditions described above, and the Merger Agreement is subject to termination, as described above. There can be no assurance that the Merger will be consummated. If the Merger is not consummated, the Company’s operations may be delayed, limited, reduced or terminated.

If the Merger is consummated, the Company will prepare a cash flow plan and assess its ability to continue operations, based on funds expected to be received from Altium Capital, as described above, and funds that may otherwise become available.

If the Merger does not close, as may happen for the reasons described above (see Note 1b above), the Company may not have sufficient funds to operate for a period of more than one year, and the Company will need to raise additional funds to continue operations beyond that period. There is substantial doubt that the Company would be able to do so.